INVENTORY	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
INVENTORY

4. INVENTORY

Inventory consisted entirely of finished goods.

During the six months ended April 30, 2023, $434,994 (six months ended April 30, 2022 - $332,657) of inventory was sold and recognized in cost of goods sold, and $17,473 (six months ended April 30, 2022 - $89,646) of inventory was used for promotional purposes and recognized in other expense categories, such as selling and marketing and investor relations.

6. INVENTORY

Inventory consisted entirely of finished goods.

During the year ended October 31, 2022, $822,383 (9 months ended October 31, 2021 - $978,243  12 months ended January 31, 2021 - $291,195) of inventory was sold and recognized in cost of goods sold, and $56,989  (9 months ended October 31, 2021 - $35,683, 12 months ended January 31, 2021 - $64,161) of inventory was used for promotional purposes and recognized in other expense categories, such as selling and marketing and investor relations.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021